FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/10

Item 1. Schedule of Investments.

Franklin Value Investors Trust

Franklin All Cap Value Fund

Statement of Investments, July 31, 2010 (unaudited)

Quarterly Statement of Investments See Notes to Statements of Investments.

Abbreviations

Selected Portfolio

ADR American Depository Receipt

	Shares	Value
Common Stocks 95.6%		
Automobiles & Components 0.5%		
[a]American Axle & Manufacturing Holdings Inc.	1,201,700	$ 11,187,827
Banks 0.5%		
Farmers & Merchants Bank of Long Beach	1,475	6,195,000
Hudson City Bancorp Inc.	390,000	4,843,800
		11,038,800
Capital Goods 12.6%		
A.O. Smith Corp.	306,000	16,732,080
Applied Industrial Technologies Inc.	820,000	22,960,000
[a]Armstrong World Industries Inc.	800,000	29,248,000
[a]Ceradyne Inc.	450,000	10,462,500
[a]CNH Global NV (Netherlands)	1,065,000	32,780,700
ESCO Technologies Inc.	1,150,800	34,305,348
[a]Furmanite Corp.	1,800,000	7,776,000
Mueller Industries Inc.	775,000	19,158,000
[a,b]Tecumseh Products Co., A	1,000,000	12,940,000
[a,b]Tecumseh Products Co., B	310,000	3,543,300
Timken Co.	900,000	30,258,000
Trinity Industries Inc.	2,443,000	49,763,910
		269,927,838
Commercial & Professional Services 1.7%		
[a]Kelly Services Inc., A	2,400,000	35,520,000
Consumer Durables & Apparel 4.7%		
Callaway Golf Co.	1,500,000	10,125,000
D.R. Horton Inc.	1,864,000	20,541,280
[a]Furniture Brands International Inc.	2,320,709	12,810,313
Hasbro Inc.	246,078	10,372,188
Lennar Corp., A	480,000	7,089,600
Lennar Corp., B	48,000	607,200
M.D.C. Holdings Inc.	640,000	18,636,800
[a]Pulte Group Inc.	2,355,000	20,676,900
		100,859,281
Consumer Services 1.0%		
[a]Vail Resorts Inc.	580,000	21,970,400
Energy 8.8%		
[a]Bristow Group Inc.	900,000	30,087,000
ConocoPhillips	137,000	7,565,140
Ensco PLC	310,000	12,961,100
[a]Exterran Holding Inc.	1,023,000	27,283,410
Overseas Shipholding Group Inc.	765,000	30,010,950
[a]PHI Inc.	77,500	1,308,975
[a]PHI Inc., non-voting	409,000	6,499,010
[a]Rowan Cos. Inc.	775,000	19,576,500
Teekay Corp. (Canada)	1,189,000	32,840,180
Tidewater Inc.	490,000	20,080,200
		188,212,465
Food, Beverage & Tobacco 4.1%		
[a]Alliance One International Inc.	1,074,400	4,050,488
Archer-Daniels-Midland Co.	200,000	5,472,000
Bunge Ltd.	81,000	4,021,650
Corn Products International Inc.	1,026,500	34,223,510
[a]Smithfield Foods Inc.	1,600,000	22,800,000
Universal Corp.	404,000	17,917,400
		88,485,048
Life & Health Insurance 9.0%		
FBL Financial Group Inc., A	606,994	13,772,694

Kansas City Life Insurance Co.	299,989	$ 9,773,642
Manulife Financial Corp. (Canada)	779,000	12,393,890
MetLife Inc.	540,000	22,712,400
National Western Life Insurance Co., A	173,000	26,669,680
Prudential Financial Inc.	1,067,000	61,128,430
StanCorp Financial Group Inc.	1,250,000	47,112,500
		193,563,236
Materials 12.2%		
Ashland Inc.	330,000	16,780,500
Commercial Metals Co.	1,055,000	15,181,450
Kaiser Aluminum Corp.	596,000	24,436,000
MeadWestvaco Corp.	1,072,000	25,685,120
Nucor Corp.	470,000	18,395,800
Reliance Steel & Aluminum Co.	890,000	34,959,200
[a]RTI International Metals Inc.	1,250,900	35,500,542
Sherritt International Corp. (Canada)	3,503,500	23,216,888
Texas Industries Inc.	658,000	21,845,600
[c]Westlake Chemical Corp.	1,800,000	44,532,000
		260,533,100
Multi-line Insurance 6.8%		
American National Insurance Co.	570,000	44,619,600
Assurant Inc.	800,700	29,858,103
E-L Financial Corp. Ltd. (Canada)	104,666	46,340,664
[a]Genworth Financial Inc., A	1,800,000	24,444,000
HCC Insurance Holdings Inc.	58,169	1,519,374
		146,781,741
Pharmaceuticals, Biotechnology & Life Sciences 2.7%		
[a]Watson Pharmaceuticals Inc.	1,408,700	57,052,350
Property & Casualty Insurance 8.1%		
Chubb Corp.	442,000	23,262,460
Cincinnati Financial Corp.	445,000	12,259,750
Old Republic International Corp.	4,607,000	57,633,570
RLI Corp.	489,400	27,156,806
Selective Insurance Group Inc.	1,544,300	24,029,308
The Travelers Cos. Inc.	597,000	30,118,650
		174,460,544
Reinsurance 2.5%		
Transatlantic Holdings Inc.	250,000	11,952,500
Validus Holdings Ltd. (Bermuda)	1,706,000	42,377,040
		54,329,540
Retailing 3.5%		
[a]Charming Shoppes Inc.	4,860,000	21,772,800
Dillard's Inc., A	510,000	11,801,400
Fred's Inc.	400,000	4,336,000
Haverty Furniture Cos. Inc.	824,000	9,986,880
J.C. Penney Co. Inc.	675,000	16,625,250
[a,b]Syms Corp.	1,430,000	10,682,100
		75,204,430
Technology Hardware & Equipment 1.4%		
[a]Benchmark Electronics Inc.	1,800,000	30,060,000
Transportation 3.6%		
[a]Alaska Air Group Inc.	560,000	28,890,400
Norfolk Southern Corp.	659,000	37,081,930
Werner Enterprises Inc.	475,000	10,939,250
		76,911,580
Utilities 11.9%		
Atmos Energy Corp.	430,000	12,470,000

Franklin Value Investors Trust
Franklin Large Cap Value Fund
Statement of Investments, July 31, 2010 (unaudited)

	Shares	Value
Common Stocks 96.9%		
Banks 1.4%		
U.S. Bancorp	80,000	$ 1,912,000
Capital Goods 17.4%		
3M Co.	33,000	2,822,820
Dover Corp.	71,000	3,405,870
Eaton Corp.	37,100	2,910,866
General Dynamics Corp.	22,300	1,365,875
General Electric Co.	245,000	3,949,400
Illinois Tool Works Inc.	60,000	2,610,000
Masco Corp.	108,000	1,110,240
Parker Hannifin Corp.	33,000	2,049,960
United Technologies Corp.	38,000	2,701,800
		22,926,831
Consumer Durables & Apparel 3.5%		
Fortune Brands Inc.	43,000	1,886,840
NIKE Inc., B	38,000	2,798,320
		4,685,160
Consumer Services 1.8%		
McDonald's Corp.	35,000	2,440,550
Diversified Financials 6.7%		
Bank of America Corp.	86,000	1,207,440
The Bank of New York Mellon Corp.	75,000	1,880,250
[a]Citigroup Inc.	81,000	332,100
Morgan Stanley	45,000	1,214,550
Northern Trust Corp.	15,500	728,345
State Street Corp.	90,000	3,502,800
		8,865,485
Energy 12.6%		
Apache Corp.	28,000	2,676,240
Chesapeake Energy Corp.	50,000	1,051,500
ConocoPhillips	37,000	2,043,140
Devon Energy Corp.	30,000	1,874,700
Ensco PLC, ADR	46,000	1,923,260
Exxon Mobil Corp.	34,000	2,029,120
Occidental Petroleum Corp.	32,000	2,493,760
Peabody Energy Corp.	39,000	1,760,850
[a]Transocean Ltd.	17,500	808,675
		16,661,245
Food & Staples Retailing 2.1%		
Wal-Mart Stores Inc.	54,000	2,764,260
Food, Beverage & Tobacco 0.8%		
Archer-Daniels-Midland Co.	38,500	1,053,360
Health Care Equipment & Services 1.4%		
Becton, Dickinson and Co.	26,500	1,823,200
Household & Personal Products 4.1%		
Kimberly-Clark Corp.	40,000	2,564,800
The Procter & Gamble Co.	47,500	2,905,100
		5,469,900
Insurance 10.3%		
Aflac Inc.	60,400	2,971,076
The Allstate Corp.	100,000	2,824,000
[a]Berkshire Hathaway Inc., A	8	936,000
Chubb Corp.	65,000	3,420,950

Abbreviations

Selected Portfolio

ADR American Depository Receipt

	Shares	Value
Common Stocks and Other Equity Interests 89.6%		
Banks 3.1%		
Bar Harbor Bankshares	151,000	$ 4,051,330
[a]BFC Financial Corp., A	1,110,000	432,900
[a,b,c]Black River BancVenture Inc.	495,000	2,952,378
[a]Citizens Community Bancorp Inc.	118,300	453,089
First Defiance Financial Corp.	235,000	2,345,300
WSB Holdings Inc.	166,160	513,434
		10,748,431
Capital Goods 17.4%		
[d,e]A.O. Smith Corp., Contingent Distribution	44,600	368,522
Alamo Group Inc.	305,000	7,146,150
Burnham Holdings Inc., A	219,000	3,074,760
CIRCOR International Inc.	117,177	3,665,297
Ducommun Inc.	138,000	2,882,820
[b]Espey Manufacturing and Electronics Corp.	153,299	2,912,681
[a]Gibraltar Industries Inc.	356,099	3,842,308
[a]Griffon Corp.	120,000	1,627,200
[b]Hardinge Inc.	1,070,000	9,052,200
[a,b]Hurco Cos. Inc.	402,071	6,778,917
Insteel Industries Inc.	107,023	994,244
[a]Layne Christensen Co.	61,745	1,556,591
[a]Lydall Inc.	389,000	2,781,350
Miller Industries Inc.	361,500	4,833,255
[a]Northwest Pipe Co.	185,500	3,370,535
[a,c]Smith Investment Co. LLC	44,600	272,952
[a]Sparton Corp.	484,371	2,760,915
[a]Tecumseh Products Co., A	200,000	2,588,000
[a]Tecumseh Products Co., B	12,799	146,293
		60,654,990
Commercial & Professional Services 8.9%		
[a,b]A. T. Cross Co., A	7,800	43,290
[a,b,c]A. T. Cross Co., A (restricted)	800,000	3,774,000
Ecology and Environment Inc., A	199,811	2,379,749
Healthcare Services Group Inc.	551,500	12,320,510
[a]Kelly Services Inc., A	60,100	889,480
[a]SFN Group Inc.	1,582,000	11,849,180
		31,256,209
Consumer Durables & Apparel 6.2%		
[a]Bassett Furniture Industries Inc.	122,100	587,301
Callaway Golf Co.	100,000	675,000
[a,b]Cobra Electronics Corp.	540,000	1,447,200
[a,b]Delta Apparel Inc.	775,000	11,446,750
[a]The Dixie Group Inc.	480,000	1,579,200
Flexsteel Industries Inc.	240,000	2,690,400
[a]Johnson Outdoors Inc., A	80,000	1,018,400
[a]P & F Industries Inc., A	89,700	195,098
[a,b]Tandy Brands Accessories Inc.	540,000	1,998,000
		21,637,349
Consumer Services 0.8%		
Frisch's Restaurants Inc.	144,400	2,837,460
Diversified Financials 1.0%		
Kohlberg Capital Corp.	702,926	3,627,098
Energy 2.2%		
[a]PHI Inc.	17,600	297,264
[a]PHI Inc., non-voting	470,499	7,476,229
		7,773,493

Food & Staples Retailing 2.6%		
Village Super Market Inc., A	335,000	$ 9,158,900
Food, Beverage & Tobacco 13.0%		
[a]Alliance One International Inc.	910,000	3,430,700
Griffin Land & Nurseries Inc.	168,000	5,065,200
[a]John B. Sanfilippo & Son Inc.	211,000	2,962,440
[a,b]Omega Protein Corp.	1,322,400	6,876,480
[a]Seneca Foods Corp., A	553,500	16,926,030
[a]Seneca Foods Corp., B	121,500	3,767,715
[a]Smithfield Foods Inc.	438,600	6,250,050
		45,278,615
Insurance 7.6%		
[a,b]ACMAT Corp., A	392,800	9,034,400
Baldwin & Lyons Inc., B	288,875	6,453,468
[a]Global Indemnity PLC, A	108,584	1,652,648
Mercer Insurance Group Inc.	186,046	3,103,247
Presidential Life Corp.	450,000	4,414,500
Safety Insurance Group Inc.	51,000	1,999,200
		26,657,463
Materials 7.9%		
[a,b]American Pacific Corp.	800,000	3,800,000
Central Steel and Wire Co.	6,905	4,779,986
[a,b]Continental Materials Corp.	130,000	1,500,200
[a]Intertape Polymer Group Inc. (Canada)	900,000	1,809,000
[a,f]Mercer International Inc. (Germany)	208,000	1,116,960
The Monarch Cement Co.	53,444	1,432,834
[a]RTI International Metals Inc.	278,700	7,909,506
[a]Universal Stainless & Alloy Products Inc.	226,582	5,170,601
		27,519,087
Real Estate 2.1%		
[a]Arbor Realty Trust Inc.	340,000	2,104,600
[a]Bresler & Reiner Inc.	205,000	276,750
[a,c]LandCo Real Estate LLC, Liquidating Trust	94,800	413,328
[a,b]Origen Financial Inc.	2,500,000	4,375,000
		7,169,678
Retailing 7.1%		
Brown Shoe Co. Inc.	253,000	3,698,860
[a]The Coast Distribution System Inc.	66,800	270,540
[a,b]Duckwall-ALCO Stores Inc.	238,000	3,355,800
Fred's Inc.	420,000	4,552,800
Haverty Furniture Cos. Inc.	466,000	5,647,920
[a]Shoe Carnival Inc.	340,000	7,157,000
		24,682,920
Technology Hardware & Equipment 1.1%		
[a,c,e]Allen Organ Co., Contingent Distribution	94,800	325,164
[a,b]GTSI Corp.	625,000	3,362,500
		3,687,664
Telecommunication Services 1.5%		
Atlantic Tele-Network Inc.	86,300	3,858,473
North State Telecommunications Corp., B	21,757	1,522,990
		5,381,463
Transportation 7.1%		
International Shipholding Corp.	359,000	8,953,460
[a]P.A.M. Transportation Services Inc.	460,000	6,725,200
Providence and Worcester Railroad Co.	205,000	2,457,950
[a]SAIA Inc.	200,000	3,020,000

Franklin Value Investors Trust

Franklin MicroCap Value Fund

Statement of Investments, July 31, 2010 (unaudited) (continued)

Franklin Value Investors Trust

Franklin MidCap Value Fund

Statement of Investments, July 31, 2010 (unaudited)

Franklin Value Investors Trust

Franklin MidCap Value Fund

Statement of Investments, July 31, 2010 (unaudited) (continued)

Franklin Value Investors Trust

Franklin MidCap Value Fund

Statement of Investments, July 31, 2010 (unaudited) (continued)

Franklin Value Investors Trust

Franklin Small Cap Value Fund

Statement of Investments, July 31, 2010 (unaudited)

Franklin Value Investors Trust

Franklin Small Cap Value Fund

Statement of Investments, July 31, 2010 (unaudited) (continued)

Franklin Value Investors Trust

Franklin Small Cap Value Fund

Statement of Investments, July 31, 2010 (unaudited) (continued)

Franklin Value Investors Trust

Franklin Small Cap Value Fund

Statement of Investments, July 31, 2010 (unaudited) (continued)

Franklin Value Investors Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of six funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds’Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Repurchase agreements are valued at cost, which approximates market value.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Quarterly Statements of Investments

Franklin Value Investors Trust

Notes to Statements of Investments (unaudited) (continued)

3. INCOME TAXES

At July 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

4. RESTRICTED SECURITIES

At July 31, 2010, the Franklin MicroCap Value Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Franklin Value Investors Trust

Notes to Statements of Investments (unaudited) (continued)

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Balance Sheet Investment Fund, the Franklin MicroCap Value Fund and the Franklin Small Cap Value Fund for the nine months ended July 31, 2010, were as shown below.

Franklin Value Investors Trust

Notes to Statements of Investments (unaudited) (continued)

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’investments and are summarized in the following fair value hierarchy:

i	Level 1 – quoted prices in active markets for identical securities
i	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
i	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of July 31, 2010, in valuing the Funds’assets carried at fair value:

Franklin Value Investors Trust

Notes to Statements of Investments (unaudited) (continued)

Franklin MicroCap Value Fund	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Equity Investments:				
Banks	$ 7,796,053	$ -	$ 2,952,378	$ 10,748,431
Capital Goods	60,013,516	-	641,474	60,654,990
Commercial & Professional Services	27,482,209	-	3,774,000	31,256,209
Real Estate	6,756,350	-	413,328	7,169,678
Technology Hardware & Equipment	3,362,500	-	325,164	3,687,664
All Other Equity Investments[a]	199,480,158	-	-	199,480,158
Convertible Bonds	-	11,957,198	-	11,957,198
Short Term Investments	24,744,395	1,089,376	-	25,833,771
Total Investments in Securities	$ 329,635,181	$ 13,046,574	$ 8,106,344	$ 350,788,099

Franklin MidCap Value Fund	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Equity Investments[a]	$ 58,178,444	$ -	$ -	$ 58,178,444
Short Term Investments	2,823,120	-	-	2,823,120
Total Investments in Securities	$ 61,001,564	$ -	$ -	$ 61,001,564

Franklin Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Equity Investments[a]	$ 1,322,148,261	$ -	$ -	$ 1,322,148,261
Corporate Bonds	-	1,314,054	-	1,314,054
Short Term Investments	102,205,680	9,730,471	-	111,936,151
Total Investments in Securities	$ 1,424,353,941	$ 11,044,525	$ -	$ 1,435,398,466

[a]For detailed industry descriptions, see the accompanying Statement of Investments.

At July 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Franklin MicroCap Value Fund’s fair value, is as follows:

Franklin Value Investors Trust

Notes to Statements of Investments (unaudited) (continued)

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Matthew T. Hinkle, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 27, 2010

By /s/MATTHEW T. HINKLE

      Matthew T. Hinkle

      Chief Financial Officer and

Chief Accounting Officer

Date  September 27, 2010